Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loans [Line Items]
Net deferred loan fees (in Dollars)	$ 94,000	$ 149,000
Foreclosure amount (in Dollars)	79,000
Purchase credit discount (in Dollars)	20,000	25,000
Acquired loan	86,000	136,000
Nonaccrual	88,000	$ 134,000
Loan past due
Loans on nonaccrual, term	89 days	89 days
One- To Four-Family Loans [Member]
Loans [Line Items]
Foreclosure amount (in Dollars)	$ 100,000	$ 213,000
Allowance for credit loss	$ 0	$ 0